REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Redeemable Convertible Preferred Shares and Shareholders' Equity [Abstract]
Schedule of Share Capital

	December 31, 2023
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	22,222,222	97,120	$4,685
Preferred A Shares	56,667	43,121	$7,307	$8,162
Preferred A-1 Shares	13,334	10,136	$2,392	$2,443
Preferred A-2 Shares	22,223	5,051	$2,264	$2,763
Preferred A-3 Shares	8,889	7,037	$2,683	$2,887
Preferred A-4 Shares	90,556	2,413	$411	$1,076

	December 31, 2022
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	22,222,222	97,120	$4,685
Preferred A Shares	56,667	43,121	$7,307	$8,162
Preferred A-1 Shares	13,334	10,136	$2,392	$2,443
Preferred A-2 Shares	22,223	5,051	$2,264	$2,763
Preferred A-3 Shares	8,889	7,037	$2,683	$2,887